Debt - Schedule of Summarized Real Estate Secured Debt (Detail) - USD ($)			9 Months Ended		12 Months Ended
		Nov. 16, 2023	Sep. 30, 2024		Dec. 31, 2023		Mar. 07, 2024	Dec. 31, 2022
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 1,183,249,000		$ 1,091,787,168		$ 1,097,447,335
Debt issuance costs, net			(3,345,000)		(4,305,607)
Total debt			1,179,904,000		1,087,401,334			$ 1,068,371,956
SST IV CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[1]		$ 40,500,000		$ 40,500,000			40,500,000
Interest rate	[1]		3.56%		3.56%
Senior notes maturity date	[1]		Feb. 01, 2030		Feb. 01, 2030
Oakville III BMO Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[2],[3]				$ 0			11,992,500
Ladera Office Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 3,761,000		$ 3,832,774			3,925,448
Interest rate			4.29%		4.29%
Senior notes maturity date			Nov. 01, 2026		Nov. 01, 2026
Fixed Rate Secured Debt
Debt Instrument [Line Items]
Discount on secured debt, net			$ 0		$ (80,227)			(93,147)
Debt issuance costs, net			(3,345,000)		(4,305,607)			(4,493,824)
Fixed Rate Secured Debt | KeyBank CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 89,702,000	[4]	$ 91,041,968	[4],[5]		92,784,412	[5]
Debt Instrument Fixed Rate			3.89%	[4]	3.89%	[5]
Senior notes maturity date			Aug. 01, 2026	[4]	Aug. 01, 2026	[5]
Fixed Rate Secured Debt | KeyBank Florida CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[6]		$ 50,131,000		$ 50,750,997			51,555,279
Debt Instrument Fixed Rate	[6]		4.65%		4.65%
Senior notes maturity date	[6]		May 01, 2027		May 01, 2027
Fixed Rate Secured Debt | CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[7]		$ 104,000,000		$ 104,000,000			104,000,000
Debt Instrument Fixed Rate	[7]		5.00%		5.00%
Senior notes maturity date	[7]		Feb. 01, 2029		Feb. 01, 2029
Fixed Rate Secured Debt | KeyBank Bridge Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 5,000,000		$ 0
Debt Instrument Fixed Rate			7.71%
Senior notes maturity date			Jul. 31, 2025
Credit Facility Term Loan | USD
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 0		$ 250,000,000			250,000,000
Interest rate					7.08%
Senior notes maturity date					Mar. 17, 2026
Credit Facility Revolver | USD
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			0		$ 318,688,429			368,201,288
Interest rate					7.13%
Senior notes maturity date					Mar. 17, 2024
2032 Private Placement Notes
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 150,000,000	[8]	$ 150,000,000	[8],[9]		150,000,000	[9]
Interest rate			5.28%	[8]	5.28%	[9]
Senior notes maturity date			Apr. 19, 2032	[8]	Apr. 19, 2032	[9]
2028 Canadian Term Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[3]		$ 81,378,000	[10]	$ 82,973,000	[10]		$ 0
Interest rate		6.41%	6.41%	[3],[10]	6.41%	[3]
Senior notes maturity date		Dec. 01, 2028	Dec. 01, 2028	[3],[10]	Dec. 01, 2028	[3]
2024 Credit Facility
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 603,881,000		$ 0
Interest rate			6.91%
Senior notes maturity date			Feb. 22, 2027
2027 NBC Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[3],[11]		$ 54,896,000		$ 0
Interest rate	[3],[11]		6.80%
Senior notes maturity date	[3],[11]		Mar. 07, 2027

[1]	On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million fixed rate CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). This fixed rate loan encumbers seven properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debt. The loan has a maturity date of February 1, 2030. Monthly payments due under the loan agreement (the “SST IV CMBS Loan Agreement”) are interest only, with the full principal amount becoming due and payable on the maturity date.
[2]	On April 15, 2021, we purchased the Oakville III Property. We partially financed the Oakville III Property acquisition with a loan from Bank of Montreal (the “Oakville III BMO Loan”), which was secured by a first lien on the Oakville III Property. The loan is denominated in Canadian dollars and the proceeds from the loan were approximately CAD $16.3 million. The interest only loan was prepayable at any time without penalty. On March 24, 2023, we fully paid off this loan, including all outstanding accrued interest.
[3]	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.
[4]	This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[5]	This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights,Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[6]	This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[7]	This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, and Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.
[8]	As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see 2032 Private Placement Notes below.
[9]	As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see below.
[10]	On November 16, 2023, we, through eight of our wholly-owned Canadian subsidiaries entered into a term loan (the “2028 Canadian Term Loan”) with affiliates of QuadReal Finance LP, receiving net proceeds of $110.0 million CAD on such date. The 2028 Canadian Term Loan is secured by eight Canadian properties, has a maturity date of December 1, 2028, and carries a fixed interest rate for the term of the loan of 6.41%. The first two years of the Canadian Term Loan are interest only, after which it requires monthly amortizing payments based on a 25-year amortization schedule.
[11]	This loan incurs interest at an all in rate of CORRA (as defined further below under the section entitled “2027 NBC Loan”), plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.20%. Theeffective interest rate on this loan is 6.42% when factoring the effects of a CORRA Swap which we entered into with the National Bank of Canada for the initial term of the loan. The Dufferin, Oakville II, Burlington II, Iroquois Shore Rd, and Stoney Creek I properties are encumbered by this loan. See Note 7 – Derivative Instruments for additional information.